INCOME TAXES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income tax expense	$ 0
OLD PlayStudios, Inc.
Income tax expense	$ 1,348,000	$ 435,000	$ (1,671,000)	$ 3,975,000	$ 2,964,000